INCOME TAX EXPENSE (Details) - USD ($)		12 Months Ended			120 Months Ended
	Jan. 01, 2008	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating losses		$ 151,694,297			$ 151,694,297
Provision for income taxes		$ (17,553)	$ 1,691,408	$ 459,055
Adagene (Suzhou) Limited
Preferential tax rate (as a percent)					15.00%
PRC
Income tax rate (as a percent)	25.00%
Dividends withholding tax rate		10.00%
Net operating losses		$ 31,211,436			$ 31,211,436
PRC | TASE
Preferential tax rate (as a percent)	15.00%
Effective period of TASE certificate (in years)	3 years
Hong Kong
Income tax rate (as a percent)		16.50%
Net operating losses		$ 6,155,548			6,155,548
Withholding tax		0	0	0	0
Hong Kong | Adagene (Hong Kong) Limited
Assessable profits or earnings		0	0	0
Provision for income taxes		$ 0	0	0
Australia
Income tax rate (as a percent)		30.00%
Dividends withholding tax rate		30.00%
Net operating losses		$ 13,862,605			13,862,605
Australia | Adagene Australia PTY Ltd.
Taxable Income		0	0	0
Provision for income taxes		$ 0	$ 0	$ 0
United States
Dividends withholding tax rate		30.00%
Net operating losses		$ 93,762,017			93,762,017
State income tax rate (as a percent)		21.00%
California
State income tax rate (as a percent)		8.84%
SWITZERLAND
Income tax rate (as a percent)		8.50%
Dividends withholding tax rate		35.00%
Net operating losses		$ 4,735,456			4,735,456
SWITZERLAND | Adagene AG
Income tax rate (as a percent)		6.50%
Capital tax rate for Canton of Basel		0.10%
SINGAPORE
Net operating losses		$ 1,967,235			$ 1,967,235